DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.7%
	EQUITY - 95.7%
55,200	Franklin FTSE Australia ETF	$ 1,525,413
30,202	Franklin FTSE Brazil ETF	499,076
109,699	Franklin FTSE Canada ETF	4,082,350
122,989	Franklin FTSE China ETF	2,627,045
120,789	Franklin FTSE Germany ETF(a),(d)	3,535,494
64,375	Franklin FTSE India ETF(a)	2,371,575
266,146	Franklin FTSE Japan ETF(a)	7,824,692
69,765	Franklin FTSE Russia ETF(a),(b),(d),(e),(f)	698
33,904	Franklin FTSE South Korea ETF	621,799
65,349	Franklin FTSE Switzerland ETF	2,334,946
63,293	Franklin FTSE Taiwan ETF(a)	2,736,156
162,619	Franklin FTSE United Kingdom ETF	4,660,872
103,363	iShares China Large-Cap ETF(a)	3,704,530
35,366	iShares MSCI Australia ETF(a)	828,979
4,739	iShares MSCI Chile ETF	141,317
4,600	iShares MSCI Denmark ETF	477,802
80,108	iShares MSCI France ETF	3,188,299
60,260	iShares MSCI Germany ETF	2,234,441
36,010	iShares MSCI Hong Kong ETF(a)	630,535
30,883	iShares MSCI Italy ETF(a)	1,306,969
26,618	iShares MSCI Netherlands ETF	1,243,859
15,228	iShares MSCI Saudi Arabia ETF(a)	629,982
35,512	iShares MSCI Singapore ETF(a)	843,765
10,043	iShares MSCI South Africa ETF(a)	483,370
8,801	iShares MSCI South Korea ETF(a)	475,606
34,999	iShares MSCI Spain ETF(a)	1,332,062
29,278	iShares MSCI Sweden ETF	1,232,018
22,153	iShares MSCI Switzerland ETF	1,147,304
13,552	JPMorgan BetaBuilders Canada ETF(a)	969,781
	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,676,076)	53,690,735

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 29.6%
	COLLATERAL FOR SECURITIES LOANED - 25.2%
14, 142,921	Mount Vernon Liquid Assets Portfolio, 4.42%(c),(g)	$ 14, 142,921

	MONEY MARKET FUND - 4.4%
2,458,727	First American Treasury Obligations Fund, Class X, 4.26%(c)	2,458,727

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,601,648)	16,601,648

	TOTAL INVESTMENTS – 125.3% (Cost $68,277,724)	$ 70,292,383
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.3)%	(14,211,825)
	NET ASSETS - 100.0%	$ 56,080,558

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $13,764,415.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(d)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.
(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(f)	Restricted security.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2025 is $14,142,921.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.0%
	EQUITY - 69.6%
59,287	Communication Services Select Sector SPDR Fund	$ 5,718,231
36,809	Consumer Discretionary Select Sector SPDR Fund(a)	7,268,305
77,647	Consumer Staples Select Sector SPDR Fund(a)	6,341,430
80,220	Energy Select Sector SPDR Fund(a)	7,496,559
300,263	Financial Select Sector SPDR Fund	14,956,100
50,553	Health Care Select Sector SPDR Fund	7,381,244
39,724	Industrial Select Sector SPDR Fund	5,206,625
18,442	Materials Select Sector SPDR Fund	1,585,643
25,434	Real Estate Select Sector SPDR Fund(a)	1,064,413
44,217	Technology Select Sector SPDR Fund	9,129,926
54,094	Utilities Select Sector SPDR Fund	4,265,312
5,429	Vanguard Information Technology ETF(a)	2,944,581
		73,358,369
	FIXED INCOME - 24.4%
346,675	JPMorgan Active Bond ETF	18,554,046
151,738	JPMorgan Core Plus Bond ETF	7,137,756
		25,691,802

	TOTAL EXCHANGE-TRADED FUNDS (Cost $87,618,569)	99,050,171

	SHORT-TERM INVESTMENTS — 13.0%
	COLLATERAL FOR SECURITIES LOANED - 11.7%
12,331,094	Mount Vernon Liquid Assets Portfolio, 4.42%(b),(c)	12,331,094

	MONEY MARKET FUND - 1.3%
1,431,419	First American Treasury Obligations Fund, Class X, 4.26%(b)	1,431,419

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,762,513)	13,762,513

	TOTAL INVESTMENTS – 107.0% (Cost $101,381,082)	$ 112,812,684
	OTHER ASSETS IN EXCESS OF LIABILITIES - (7.0)%	7,413,020
	NET ASSETS - 100.0%	$ 105,399,663

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $12,129,670.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2025 is $12,331,094.